Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of the Company's income before income taxes for the years ended December 31, 2015, 2014 and 2013 are as follows (in thousands):

	2015	2014	2013
U.S.	$(114,862)	$127,270	$108,680
Non-U.S.	(19,461)	115,252	77,402
Income (loss) before income taxes	$(134,323)	$242,522	$186,082

Schedule of Components of Income Tax Expense (Benefit)
The Company’s provision (benefit) for income taxes from continuing operations for the years ended December 31, 2015, 2014 and 2013 are as follows (in thousands):

	2015	2014	2013
Current
U.S. Federal and state	$43	$47,100	$20,589
Non-U.S.	8,264	24,315	20,748
Total current	8,307	71,415	41,337
Deferred
U.S. Federal and state	(19,071)	(2,080)	16,317
Non-U.S.	(4,175)	(1,190)	(1,176)
Total deferred	(23,246)	(3,270)	15,141
Provision for income tax expense (benefit)	$(14,939)	$68,145	$56,478

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the actual provision for income taxes from continuing operations and that computed by applying the U.S. statutory rate to income before income taxes and noncontrolling interests are outlined below (in thousands):

	2015		2014		2013
Income tax expense (benefit) at the statutory rate	$(47,013)	35.0%	$84,882	35.0%	$65,129	35.0%
State taxes, net of federal tax benefit	(1,157)	0.9%	4,132	1.7%	3,428	1.9%
Non-U.S. operations	6,300	(4.7)%	(15,060)	(6.2)%	(6,908)	(3.7)%
Domestic incentives	(250)	0.2%	(4,412)	(1.8)%	(2,544)	(1.4)%
Prior year federal, non-U.S. and state tax	(518)	0.4%	(1,692)	(0.7)%	(4,059)	(2.2)%
Nondeductible expenses	279	(0.2)%	663	0.3%	1,341	0.7%
Goodwill impairment	27,210	(20.3)%	—	—%	—	—%
Other	210	(0.2)%	(368)	(0.2)%	91	0.1%
Provision for income tax expense (benefit)	$(14,939)	11.1%	$68,145	28.1%	$56,478	30.4%

Schedule of Deferred Tax Assets and Liabilities
The primary components of deferred taxes include (in thousands):

	2015	2014
Deferred tax assets
Reserves and accruals	$7,174	$10,387
Inventory	29,154	12,679
Stock awards	9,350	7,892
Other	544	820
Net operating loss and other tax credit carryforwards	1,673	365
Total deferred tax assets	47,895	32,143
Deferred tax liabilities
Property and equipment	(16,925)	(21,947)
Goodwill and intangible assets	(68,635)	(73,215)
Investment in unconsolidated subsidiary	(10,764)	(11,259)
Unremitted non-U.S. earnings	(740)	(740)
Prepaid expenses and other	(1,151)	(781)
Total deferred tax liabilities	(98,215)	(107,942)
Net deferred tax liabilities	$(50,320)	$(75,799)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of uncertain tax positions is as follows (in thousands):

Balance at January 1, 2015	$6,256
Additional based on tax positions related to prior years	2,810
Reduction based on tax positions related to prior years	—
Lapse of statute of limitations	(656)
Balance at December 31, 2015	8,410
Deferred tax benefits on uncertain tax position related to U.S. and non-U.S. income tax	—
Net balance at December 31, 2015	$8,410